United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-12808


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        May 14, 2010
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		68
						----

Form 13F Information Table Value Total:		$603,113
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Abbott Laboratories      COM            002824100       2,634     50,000  SH            SOLE                 50,000
Affirmative Ins Hldgs    COM            008272106          46      9,767  SH            SOLE                  9,767
Allegheny Energy, Inc    COM            017361106       3,450    150,000  SH            SOLE                150,000
Allstate Corp            COM            020002101      15,687    485,500  SH            SOLE                485,500
Allstate Corp            COM            020002101      14,730    455,900  SH    CALL    SOLE                455,900
Amkor Technologies Inc   COM	        031652100         150     21,200  SH            SOLE                 21,200
Anadarko Petroleum Corp  COM            032511107       3,642     50,000  SH            SOLE                 50,000
Anadarko Petroleum Corp  COM            032511107      29,132    400,000  SH    CALL    SOLE                400,000
Ascent Media Corp        COM ser A      043632108      14,450    530,279  SH            SOLE                530,279
BGC Partners, Inc        CL A           05541T101         708    115,815  SH            SOLE                115,815
Baldwin & Lyons Inc      CL A           057755100          65      2,738  SH            SOLE                  2,738
Baldwin & Lyons Inc      CL B           057755209       1,121     46,543  SH            SOLE                 46,543
CSG Systems Intl Inc     COM            126349109       1,425     67,874  SH            SOLE                 67,874
CA Inc                   COM            12673P105       4,694    200,000  SH    CALL    SOLE                200,000
Capital Senior Living    COM            140475104       1,919    364,782  SH            SOLE                364,782
Chubb Corp               COM            171232101         850     16,400  SH            SOLE                 16,400
Chubb Corp               COM            171232101      41,490    800,200  SH    CALL    SOLE                800,200
Clear Channel Hlds       CL A           18451C109       3,345    315,279  SH            SOLE                315,279
Coca-Cola Enterprises    COM            191219104       2,506     90,600  SH    CALL    SOLE                 90,600
Comcast Corp             CL A voting    20030N101       7,202    382,500  SH            SOLE                382,500
Comcast Corp             CL A voting    20030N101      11,298    600,000  SH    CALL    SOLE                600,000
Comcast Corp             CL A Non vot.  20030N200       5,495    305,800  SH            SOLE                305,800
Comcast Corp             CL A Non vot.  20030N200       2,696    150,000  SH    CALL    SOLE                150,000
Devon Energy Corporation COM            25179M103      16,108    250,000  SH    CALL    SOLE                250,000
Dex One Corp             COM            25212W100      35,375  1,267,006  SH            SOLE              1,267,006
E.I Du Pont and Comp.    COM            263534109         842     22,600  SH    CALL    SOLE                 22,600
El Paso Corp             COM            28336L109       6,532    602,600  SH            SOLE                602,600
Exxon Mobil Corp         COM            30231G102      56,933    850,000  SH    CALL    SOLE                850,000
Fair Isaac Inc           COM            303250104       4,226    166,763  SH            SOLE                166,763
Ferro Corporation        COM            315405100      31,510  3,584,739  SH            SOLE              3,584,739
Ferro Corporation        Conv. Bond     315405AL4       1,925  2,000,000  PRN           SOLE
Fluor Corporation        Com            343412102       4,651    100,000  SH    CALL    SOLE                100,000
Flow International Corp  COM            343468104       3,090  1,026,486  SH            SOLE              1,026,486
Gencorp Inc              COM            368682100       1,761    305,740  SH            SOLE                305,740
Globalstar Inc           COM            378973408         456    335,300  SH            SOLE                335,300
Goldman Sachs Group Inc  COM            38141G104      85,895    503,400  SH    CALL    SOLE                503,400
Greif Inc                CL B           397624206      18,295    334,767  SH            SOLE                334,767
Horizon Lines Inc        Conv. Bond     44044KAB7         460    525,000  PRN           SOLE
Imperial Oil Limited     COM            453038408       2,309     59,400  SH            SOLE                 59,400
IPASS Inc                COM            46261V108       3,295  2,865,414  SH            SOLE              2,865,414
Johnson & Johnson        COM            478160104      19,560    300,000  SH    CALL    SOLE                300,000
Kraft Foods Inc          CL A           50075N104       6,048    200,000  SH    CALL    SOLE                200,000
Leap Wireless Intl Inc   COM            521863308       1,164     71,153  SH            SOLE                 71,153
Liberty Global Inc       COM Ser A      530555101         310     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         308     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Cap Com Ser A  53071M302      14,080    387,140  SH            SOLE                387,140
Loral Space & Comm       COM            543881106       8,018    228,302  SH            SOLE                228,302
Lydall Inc               COM            550819106       2,847    362,688  SH            SOLE                362,688
M & F Worldwide Corp     COM            552541104       4,199    137,212  SH            SOLE                137,212
MTR Gaming Group Inc     COM            553769100       4,159  2,054,686  SH            SOLE              2,054,686
Mod Pac Corp             COM            607495108         874    147,462  SH            SOLE                147,462
PMA Capital Corp         CL A           693419202       4,660    759,009  SH            SOLE                759,009
Pfizer Inc               COM            717081103      12,005    700,000  SH    CALL    SOLE                700,000
Pre Paid Legal Services  COM            740065107       1,893     50,000  SH            SOLE                 50,000
Presidential Life Corp   COM            740884101      16,311  1,635,998  SH            SOLE              1,635,998
Reddy ICe Holdings Inc   COM            75734R105         903    195,501  SH            SOLE                195,501
Regis Corp               COM            758932107       2,615    140,000  SH            SOLE                140,000
SPDR Gold Trust          ETF            78463V107       5,448     50,000  SH    CALL    SOLE                 50,000
Sears Holdings Corp      COM            812350106      -3,253     30,000  SH    PUT     SOLE                 30,000
Supermedia Inc           COM            868447103         742     18,240  SH            SOLE                 18,240
Telephone and Data Sys.  Com            879433100       1,286     38,000  SH            SOLE                 38,000
Thermadyne Holdings Corp COM            883435307       3,455    471,367  SH            SOLE                471,367
Waste Management Inc     COM            94106L109         124      3,600  SH            SOLE                  3,600
Waste Management Inc     COM            94106L109      37,873  1,100,000  SH    CALL    SOLE              1,100,000
West Coast Bancorp       COM            952145100       3,225  1,250,000  SH            SOLE              1,250,000
Williams Companies Inc   COM            969457100       7,854    340,000  SH    CALL    SOLE                340,000
XL Capital LTD           CL A           G98255105       1,172     62,000  SH            SOLE                 62,000
XL Capital LTD           CL A           G98255105       2,835    150,000  SH    CALL    SOLE                150,000
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